Financial risk management, objectives and policies (Details 2) - PEN (S/) S/ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Interest [Member]
Disclosure of financial liabilities [line items]
Maturity of financial liabilities	S/ 155,685	S/ 240,942
Interest-Bearing Loans Adjusted By Hedge [Member]
Disclosure of financial liabilities [line items]
Maturity of financial liabilities	1,042,262	913,300
Hedge Finance Cost Payable [Member]
Disclosure of financial liabilities [line items]
Maturity of financial liabilities	67,400	143,451
Trade and Other Payables [Member]
Disclosure of financial liabilities [line items]
Maturity of financial liabilities	142,605	139,306
Energy Supply [Member]
Disclosure of financial liabilities [line items]
Maturity of financial liabilities	2,755	6,005
Not Later Than One Month [Member] | Interest [Member]
Disclosure of financial liabilities [line items]
Maturity of financial liabilities
Not Later Than One Month [Member] | Interest-Bearing Loans Adjusted By Hedge [Member]
Disclosure of financial liabilities [line items]
Maturity of financial liabilities
Not Later Than One Month [Member] | Hedge Finance Cost Payable [Member]
Disclosure of financial liabilities [line items]
Maturity of financial liabilities
Not Later Than One Month [Member] | Trade and Other Payables [Member]
Disclosure of financial liabilities [line items]
Maturity of financial liabilities
Not Later Than One Month [Member] | Energy Supply [Member]
Disclosure of financial liabilities [line items]
Maturity of financial liabilities
Not Later Than Three Months [Member] | Interest [Member]
Disclosure of financial liabilities [line items]
Maturity of financial liabilities	10,006	21,904
Not Later Than Three Months [Member] | Interest-Bearing Loans Adjusted By Hedge [Member]
Disclosure of financial liabilities [line items]
Maturity of financial liabilities
Not Later Than Three Months [Member] | Hedge Finance Cost Payable [Member]
Disclosure of financial liabilities [line items]
Maturity of financial liabilities	7,489	13,041
Not Later Than Three Months [Member] | Trade and Other Payables [Member]
Disclosure of financial liabilities [line items]
Maturity of financial liabilities	117,702	129,595
Not Later Than Three Months [Member] | Energy Supply [Member]
Disclosure of financial liabilities [line items]
Maturity of financial liabilities	1,837	3,357
Not Later Than One Year [Member] | Interest [Member]
Disclosure of financial liabilities [line items]
Maturity of financial liabilities	44,436	21,904
Not Later Than One Year [Member] | Interest-Bearing Loans Adjusted By Hedge [Member]
Disclosure of financial liabilities [line items]
Maturity of financial liabilities	60,822
Not Later Than One Year [Member] | Hedge Finance Cost Payable [Member]
Disclosure of financial liabilities [line items]
Maturity of financial liabilities	7,489	13,041
Not Later Than One Year [Member] | Trade and Other Payables [Member]
Disclosure of financial liabilities [line items]
Maturity of financial liabilities	24,903	9,711
Not Later Than One Year [Member] | Energy Supply [Member]
Disclosure of financial liabilities [line items]
Maturity of financial liabilities	918	2,648
Later Than One Year and Not Later Than Five Years [Member] | Interest [Member]
Disclosure of financial liabilities [line items]
Maturity of financial liabilities	101,243	175,230
Later Than One Year and Not Later Than Five Years [Member] | Interest-Bearing Loans Adjusted By Hedge [Member]
Disclosure of financial liabilities [line items]
Maturity of financial liabilities	981,440
Later Than One Year and Not Later Than Five Years [Member] | Hedge Finance Cost Payable [Member]
Disclosure of financial liabilities [line items]
Maturity of financial liabilities	52,422	104,328
Later Than One Year and Not Later Than Five Years [Member] | Trade and Other Payables [Member]
Disclosure of financial liabilities [line items]
Maturity of financial liabilities
Later Than One Year and Not Later Than Five Years [Member] | Energy Supply [Member]
Disclosure of financial liabilities [line items]
Maturity of financial liabilities
Later Than Five Years [Member] | Interest [Member]
Disclosure of financial liabilities [line items]
Maturity of financial liabilities		21,904
Later Than Five Years [Member] | Interest-Bearing Loans Adjusted By Hedge [Member]
Disclosure of financial liabilities [line items]
Maturity of financial liabilities		913,300
Later Than Five Years [Member] | Hedge Finance Cost Payable [Member]
Disclosure of financial liabilities [line items]
Maturity of financial liabilities		13,041
Later Than Five Years [Member] | Trade and Other Payables [Member]
Disclosure of financial liabilities [line items]
Maturity of financial liabilities
Later Than Five Years [Member] | Energy Supply [Member]
Disclosure of financial liabilities [line items]
Maturity of financial liabilities